Convertible notes	6 Months Ended
Sep. 30, 2014
Convertible notes.
Convertible notes

5Convertible notes

The carrying amount of the convertible notes to KKR China Healthcare Investment Limited (“KKRCHIL”) (the “KKR Note”) and to Golden Meditech Holdings Limited (“GMHL”), which is a major shareholder of the Company, (the “GM Note”) (collectively the “Notes”), is summarized in the following table:

	March 31,	September 30,
	2014	2014	2014
	RMB	RMB	US$

Principal amount of the KKR Note	403,315	401,950	65,486
Principal amount of the GM Note	310,302	309,192	50,373
Cumulative interest payable	64,136	86,085	14,025
Carrying amount	777,753	797,227	129,884

The Company accrued interest on the Notes based on the guaranteed 12% internal rate of return per annum. The difference between the accrued interest rate of 12% and the coupon rate of 7% of the Notes is recorded in convertible notes in the unaudited condensed consolidated balance sheets. Debt issuance costs capitalized in connection with the issuance of the Notes are amortized from the date the Notes were issued to the earliest date the holders of the Notes can demand payment, which is five years.

In November 2014, GMHL completed the sale of the GM Note of US$50,000 in aggregate principal amount to Magnum Opus International Holdings Limited (“Magnum”), which is controlled by the Company’s chairman, and Cordlife Group Limited (“CGL”), for a total consideration of US$88,090. As a result, GMHL caused the Company to issue the note of US$25,000 in aggregate principal amount to each of Magnum and CGL. The GM Note was simultaneously cancelled. The Company, Magnum and CGL agreed to be bound by the terms of the registration rights agreement as though Magnum and CGL were original parties thereto.

Interest relating to the Notes was recognized as follows:

	Three months ended September 30,			Six months ended September 30,
	2013	2014		2013	2014
	RMB	RMB	US$	RMB	RMB	US$

KKR Note interest incurred	12,190	13,488	2,197	24,320	26,638	4,340
GM Note interest incurred	9,496	9,843	1,604	18,827	19,587	3,191
Amortization of debt issuance costs	912	912	149	1,819	1,814	295
Notes related interest cost capitalized	(6,600)	—	—	(14,789)	—	—
Total interest expense	15,998	24,243	3,950	30,177	48,039	7,826